Income Tax - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Current income tax		$ 637,676	$ 370,419
Deferred
Deferred income tax		(30,523)	(7,832)
Total		607,153	362,587
Hong Kong [Member]
Current
Current income tax		669,016	370,419
Deferred
Deferred income tax		(34,998)	(7,832)
Over provision in previous years [Member]
Current
Current income tax		(31,340)
Under provision in previous years [Member]
Deferred
Deferred income tax		$ 4,475